SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Subsequent events were evaluated through November 14, 2023, which is the date the financial statements were available to be issued. There were no subsequent events other than those described below:

Deferral of Note Payable Payments

In October 2023, the Company and Michaelson agreed to forbear until October 31, 2023, the principal payments owed by the Company to Michaelson under the terms of the Michaelson Note. The Company continued to pay Michaelson its regularly scheduled interest payments and on October 31, 2023 paid Michaelson the deferred principal (Note 9 – Notes Payable).

Related Party Promissory Note

In October 2023, the Company and Glen Miller, the Company’s chief executive officer, signed a non-interest bearing promissory note with a principal of $250,000. The promissory note is to be repaid within thirty days of the receipt of bridge funding received by the Company as a result of a planned private placement of equity securities. In the event of a default on the promissory note, the Company will be required to pay a 10% late payment fee.

Board and Shareholder Approval of Plan for Reincorporation

Subsequent to September 30, 2023, the Company’s Board of Directors and the holders of the Company’s capital stock representing a majority of the total votes entitled to be cast by the Company’s shareholders approved a plan to reincorporate the Company in the State of Nevada (the “Reincorporation”) through the merger (the “Reincorporation Merger”) of the Company with and into Titan Environmental Solutions Inc., a wholly-owned, newly-formed Nevada subsidiary formed by the Company specifically for this purpose (“Titan Environmental”), in an effort to better position the Company to attract capital as it seeks to grow its business in the waste management industry. Implementing the Reincorporation will have, among other things, the following effects: 1) the Company’s corporate name will be charged to “Titan Environmental Solutions, Inc.”, 2) each share of the Company’s common stock issued and outstanding immediately prior to the effective time of the Reincorporation Merger will be converted into one share of common stock of Titan Environmental, 3) each issued and outstanding share of the Company’s Series C preferred stock immediately prior to the effective time of the Reincorporation Merger will be converted into one share of Series A convertible preferred stock of Titan Environmental, which has substantially the same rights and preferences as the Company’s Series C preferred stock, 4) each outstanding Right to Receive Common Stock issued and outstanding immediately prior to the effective time of the Reincorporation Merger will be converted into one Right to Receive Common Stock of Titan Environmental, which has substantially the same rights and preferences as the Company’s Rights to Acquire Common Stock, 5) the outstanding warrants to purchase our common stock will automatically be assumed by Titan Environmental and will represent a warrant to acquire shares of common stock of Titan Environmental, 6) the Company’s authorized capital stock will be increased to 425,000,000 total shares, consisting of 400,000,000 shares of common stock and 25,000,000 shares of “blank check” preferred stock, of which 630,900 shares shall be designated “Series A Convertible Preferred Stock”, 7) the persons presently serving as the Company’s executive officers and directors will continue to serve in such respective capacities following the effective time of the Reincorporation Merger, and 8) the Company will be governed by the laws of the State of Nevada and the Company’s articles of incorporation and bylaws will be those of Titan Environmental, which were adopted under the laws of the State of Nevada.

On or about October 12, 2023, the Company mailed an Information Statement that describes the Reincorporation to the Company’s shareholders of record as of October 5, 2023 for informational purposes only pursuant to Section 14(c) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations prescribed thereunder. Pursuant to Rule 14c-2 under the Exchange Act, the Reincorporation will not be effective until 20 calendar days after the mailing of the Information Statement to the shareholders, at which time the Company may file with the California Secretary of State and the Nevada Secretary of State one or more certificates of merger and incorporation to effectuate the Reincorporation. The Reincorporation will be effective at such time after the expiration of such 20-day period as the board of directors determines to be the appropriate effective time.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Subsequent events were evaluated through September 28, 2023, which is the date the consolidated financial statements were issued.

In April 30, 2023, the Company entered into a notes payable agreement with Titan Holdings 2 in the amount of $592,470, which matures on April 30, 2028. Interest accrues at 10.5% per annum for the first twelve months and shall increase 0.5 basis points on each anniversary of the note. The Company shall make interest-only payments for the first 60 months of the note and pay the principal in full on the fifth anniversary of the note.

On May 19, 2023, pursuant to the terms of the Titan Merger Agreement, the Company completed the Titan Merger. Under the terms of the Titan Merger Agreement, the Company agreed to pay the Titan owners 630,900 shares of the Company’s Series C Preferred Stock as consideration. The Company accounted for the Titan Merger as a reverse acquisition using acquisition accounting.